27. FINANCIAL INSTRUMENTS (Details 2) - CAD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		$ 768,433	$ 479,045	$ 782,406	$ 690,726
Trade and other receivables	[1]	45,631	64,986
Other current financial assets		18,779	2,437
Other long-term financial assets		55,755	83,531
Trade and other payables	[1]	(30,659)	(37,919)
Other current financial liabilities		(26,386)	(26,355)
Other long-term financial liabilities		(54,521)	(58,831)
Indebtedness		3,853,883	3,645,195
FVTPL		46,795	59,357	$ 218
Total		(3,076,851)	(3,138,301)
FVTPL [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables
Other financial liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables
Other current financial assets	[2]
Trade and other payables			(37,919)
Total			(3,762,772)
Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables		45,631	64,986
Trade and other payables		(30,659)	(37,919)
Total		(2,935,620)	(3,218,833)
Loans and receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables			64,986
Trade and other payables
Total			565,114
FVTPL [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables
Trade and other payables
Total		46,795	59,357
Amortized Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	[3]	45,631
Trade and other payables	[3]	(30,659)
Total	[3]	(3,123,646)
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		768,433	479,045
Level 1 [Member] | Other financial liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents
Level 1 [Member] | Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		768,433	479,045
Level 1 [Member] | Loans and receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents			479,045
Level 1 [Member] | FVTPL [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents
Level 1 [Member] | Amortized Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	[3]	768,433
Level 1 & Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial assets	[2]	18,779	2,437
Other long-term financial assets	[2]	55,755	83,531
Level 1 & Level 2 [Member] | Other financial liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial assets	[2]
Level 1 & Level 2 [Member] | Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial assets	[2]	18,779	2,437
Other long-term financial assets	[2]	55,755	83,531
Level 1 & Level 2 [Member] | Loans and receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial assets	[2]		2,275
Other long-term financial assets	[2]		18,808
Level 1 & Level 2 [Member] | FVTPL [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial assets	[2]	18,632	162
Other long-term financial assets	[2]	33,796	64,723
Level 1 & Level 2 [Member] | Amortized Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial assets	[2],[3]	147
Other long-term financial assets	[2],[3]	21,959
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial liabilities		(26,386)	(26,355)
Other long-term financial liabilities		(54,521)	(58,831)
Indebtedness	[4]	(3,853,883)	(3,645,195)
Level 2 [Member] | FVTPL [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial liabilities		(6)	(1)
Other long-term financial liabilities		(5,627)	(5,527)
Indebtedness	[4]
Level 2 [Member] | Other financial liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial liabilities			(26,354)
Other long-term financial liabilities			(53,304)
Indebtedness	[4]		(3,645,195)
Level 2 [Member] | Amortized Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial liabilities	[3]	(26,380)
Other long-term financial liabilities	[3]	(48,894)
Indebtedness	[3],[4]	(3,853,883)
Level 2 [Member] | Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial liabilities		(29,131)	(27,791)
Other long-term financial liabilities		(54,733)	(59,648)
Indebtedness	[4]	$ (3,709,695)	(3,723,474)
Level 2 [Member] | Loans and receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Other current financial liabilities
Other long-term financial liabilities
Indebtedness	[4]

[1]	Trade and other receivables and trade and other payables approximate fair value due to the short-term maturity of these instruments.
[2]	Other current and long-term financial assets classified as fair value through profit or loss were calculated using level 2 of the fair value hierarchy. All other balances were calculated using level 1 of the fair value hierarchy.
[3]	Cash and cash equivalents, trade and other receivables, other current and long-term financial assets, classified as loans and receivables under IAS 39 have been classified as amortized cost under IFRS 9. Trade and other payables, other current and long-term financial liabilities and indebtedness classified as other financial liabilities under IAS 39 have been classified as amortized cost under IFRS 9. The change in classification did not have an impact on the measurement of the Company's financial instruments.
[4]	Indebtedness excludes deferred financing costs, interest rate floor, prepayment option and net gain on repricing/repayment (December 31, 2017 - excludes deferred financing costs, interest rate floor and prepayment option).